UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	January 1, 2019 to January 31, 2019

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-107495, 333-130030, 333-144945, 333-169151, 333-206176, 333-181466-01

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-7, Class A	☐	☐	☒	___________
Series 2012-7, Class B	☐	☐	☒	___________
Series 2015-1, Class A	☐	☐	☒	___________
Series 2015-1, Class B	☐	☐	☒	___________
Series 2015-4, Class A	☐	☐	☒	___________
Series 2015-4, Class B	☐	☐	☒	___________
Series 2016-1, Class A	☐	☐	☒	___________
Series 2016-1, Class B	☐	☐	☒	___________
Series 2016-2, Class A	☐	☐	☒	___________
Series 2016-2, Class B	☐	☐	☒	___________
Series 2016-2, Class C	☐	☐	☒	___________
Series 2016-3, Class A	☐	☐	☒	___________
Series 2016-3, Class B	☐	☐	☒	___________
Series 2017-1, Class A	☐	☐	☒	___________
Series 2017-1, Class B	☐	☐	☒	___________
Series 2017-1, Class C	☐	☐	☒	___________
Series 2017-2, Class A	☐	☐	☒	___________
Series 2017-2, Class B	☐	☐	☒	___________
Series 2017-2, Class C	☐	☐	☒	___________
Series 2018-1, Class A	☐	☐	☒	___________
Series 2018-1, Class B	☐	☐	☒	___________
Series 2018-1, Class C	☐	☐	☒	___________
Series 2018-2, Class A	☐	☐	☒	___________
Series 2018-2, Class B	☐	☐	☒	___________
Series 2018-2, Class C	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period January 1, 2019 to January 31, 2019, as filed with the Securities and Exchange Commission on February 15, 2019 (the “Original Form 10-D”), is to amend the Monthly Noteholder’s Statements for Synchrony Credit Card Master Note Trust, Series 2012-7, Series 2015-1, Series 2015-4, Series 2016-1, Series 2016-2, Series 2016-3, Series 2017-1, Series 2017-2, Series 2018-1 and Series 2018-2 as set forth in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10, respectively, to this Form 10-D/A and as described in Item 9 below. No other changes have been made to the Original Form 10-D other than the changes described in the preceding sentence.  Other than as described under Item 9 of Part II below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - Distribution Information.

The corrected Monthly Noteholder’s Statements are set forth in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10 to this Form 10-D/A. This Form 10-D/A incorporates the other information provided in Part I by reference to the Original Form 10-D.

PART II - Other Information

This Form 10-D/A incorporates the other information provided in Part II by reference to the Original Form 10-D.

Item 9.  Other Information.

The Monthly Noteholder’s Statements for Synchrony Credit Card Master Note Trust, Series 2012-7, Series 2015-1, Series 2015-4, Series 2016-1, Series 2016-2, Series 2016-3, Series 2017-1, Series 2017-2, Series 2018-1 and Series 2018-2 in the Original Form 10-D inaccurately reported the Free Equity Amount in items I(w) and XVI(a)(i) and the Excess Free Equity Amount in item XVI(a)(iii). Funds held in the Collection Account as of January 31, 2019 and later transferred to the Principal Accumulation Account for Synchrony Credit Card Master Note Trust, Series 2016-1 on the February 2019 Payment Date were inappropriately added to the Free Equity Amount calculation, resulting in an overstatement of the Free Equity Amount of $488,013,699 and a misstatement that the Minimum Free Equity Amount was not greater than the Free Equity Amount as of January 31, 2019. As of February 1, 2019, the $488,013,699 of funds became properly credited to the Free Equity Amount so that the Free Equity Amount was greater than the Minimum Free Equity Amount as of such date and no Early Amortization Event occurred. The Monthly Noteholder’s Statements for Synchrony Credit Card Master Note Trust, Series 2012-7, Series 2015-1, Series 2015-4, Series 2016-1, Series 2016-2, Series 2016-3, Series 2017-1, Series 2017-2, Series 2018-1 and Series 2018-2 are amended as set forth in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10, respectively. See Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10 for the corrected calculations of the Free Equity Amount and the Excess Free Equity Amount.

Item 10. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for February 15, 2019 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for February 15, 2019 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for February 15, 2019 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for February 15, 2019 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for February 15, 2019 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for February 15, 2019 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-1, for February 15, 2019 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-2, for February 15, 2019 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-1, for February 15, 2019 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-2, for February 15, 2019 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: March 29, 2019	By:	/s/ Andrew Lee
Name: Andrew Lee
Title: Vice President